Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		£ 3,541	£ 3,230	£ 1,146
Level 3 of fair value hierarchy [member] | High [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		726	1,263
Equity		37	44
Level 3 of fair value hierarchy [member] | Low [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		(947)	(1,398)
Equity		(37)	(47)
Level 3 of fair value hierarchy [member] | Issued debt [member] | High [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		0	0
Equity		0	0
Level 3 of fair value hierarchy [member] | Issued debt [member] | Low [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		0	0
Equity		0	0
Level 3 of fair value hierarchy [member] | Assets and liabilities classified as held for sale [member] | High [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		0	3
Equity		0	0
Level 3 of fair value hierarchy [member] | Assets and liabilities classified as held for sale [member] | Low [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		0	(3)
Equity		0	0
Level 3 of fair value hierarchy [member] | Asset-backed loans [member] | High [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		1	1
Equity		0	0
Level 3 of fair value hierarchy [member] | Asset-backed loans [member] | Low [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		0	(1)
Equity		0	0
Level 3 of fair value hierarchy [member] | Corporate debt [member] | High [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		4	7
Equity		0	0
Level 3 of fair value hierarchy [member] | Corporate debt [member] | Low [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		(3)	(2)
Equity		0	0
Level 3 of fair value hierarchy [member] | Certificates of deposit, commercial paper and other money market instruments [member] | High [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		0	0
Equity		0	0
Level 3 of fair value hierarchy [member] | Certificates of deposit, commercial paper and other money market instruments [member] | Low [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		0	(1)
Equity		0	0
Level 3 of fair value hierarchy [member] | Non-asset-backed loans [member] | High [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		243	462
Equity		0	0
Level 3 of fair value hierarchy [member] | Non-asset-backed loans [member] | Low [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		(468)	(597)
Equity		0	0
Level 3 of fair value hierarchy [member] | Equity cash products [member] | High [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		12	12
Equity		24	26
Level 3 of fair value hierarchy [member] | Equity cash products [member] | Low [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		(8)	(11)
Equity		(24)	(26)
Level 3 of fair value hierarchy [member] | Private equity investments [member] | High [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		133	104
Equity		13	18
Level 3 of fair value hierarchy [member] | Private equity investments [member] | Low [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		(138)	(104)
Equity		(13)	(21)
Level 3 of fair value hierarchy [member] | Other [member] | High [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax	[1]	5	155
Equity	[1]	0	0
Level 3 of fair value hierarchy [member] | Other [member] | Low [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax	[1]	(5)	(113)
Equity	[1]	0	0
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | High [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		6	15
Equity		0	0
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | Low [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		(6)	(15)
Equity		0	0
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | High [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		114	209
Equity		0	0
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | Low [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		(138)	(249)
Equity		0	0
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | High [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		106	127
Equity		0	0
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | Low [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		(79)	(133)
Equity		0	0
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | High [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		99	163
Equity		0	0
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | Low [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		(99)	(164)
Equity		0	0
Level 3 of fair value hierarchy [member] | Commodity derivatives [member] | High [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		3	5
Equity		0	0
Level 3 of fair value hierarchy [member] | Commodity derivatives [member] | Low [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		(3)	(5)
Equity		£ 0	£ 0

[1]	Other includes commercial re al estate loans, funds and fund- linked product s, asset backed loans physical commodities and investment property.